COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 02, 2016 lawsuit
Commitments and contingencies
Future operating lease obligations	$ 39.4	$ 32.2
Commitments for capital expenditures	424.1	92.8
Future purchase commitments	$ 1,617.1	$ 787.4
Compania Minera Maricunga ("CMM") | Other regulatory matters
Commitments and contingencies
Number of lawsuits | lawsuit			2